Issued Capital and Reserves (Details) - Schedule of share premium - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of share premium [Abstract]
Share premium, Beginning Balance	$ 101,775,834
Reverse acquisition transaction adjustment		1,353,285
Ordinary shares issued on merger with Twelve Seas		114,022,421
Cash election		(13,599,872)
Share premium, Ending Balance	101,777,058	$ 101,775,834
Conversion of 100 warrants in ordinary shares at 1 for 1	$ 1,224